Dividends - Total coupons on capital securities classified as equity (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Equity [Line Items]
Dividends	[1]	£ 968	£ 1,054	£ 195
Additional Tier 1 Instrument
Disclosure Of Other Equity [Line Items]
Dividends		211	202	194
Undated Subordinated Resettable Additional Tier 1 instrument 2015
Disclosure Of Other Equity [Line Items]
Dividends		85	87	84
Undated Subordinated Resettable Additional Tier 1 instrument 2016
Disclosure Of Other Equity [Line Items]
Dividends		12	11	12
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 1
Disclosure Of Other Equity [Line Items]
Dividends		28	28	10
Undated Subordinated Resettable Additional Tier 1 Instrument 2018 2
Disclosure Of Other Equity [Line Items]
Dividends		10	10	28
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 1
Disclosure Of Other Equity [Line Items]
Dividends		24	24	24
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 2
Disclosure Of Other Equity [Line Items]
Dividends		15	8	7
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 3
Disclosure Of Other Equity [Line Items]
Dividends		19	20	20
Undated Subordinated Resettable Additional Tier 1 Instrument 2019 4
Disclosure Of Other Equity [Line Items]
Dividends		9	8	9
Undated Subordinated Resettable Additional Tier 1 instrument 2022
Disclosure Of Other Equity [Line Items]
Dividends		£ 9	£ 6	£ 0

[1]	The dividends to the parent company includes dividend on ordinary share capital £750m (2022: £850m and 2021: nil) and coupon payments on additional tier 1 instrument £211m (2022: £202m and 2021: £194m).